Investments Under Resale Agreements and Obligations Under Repurchase Agreements (Details) - Schedule of portfolio of collateral associated with repurchase agreements at fair value - CLP ($)
$ in Millions
	Dec. 31, 2021	Dec. 31, 2020
Chilean Central Bank and Government securities:
Total	$ 86,743	$ 969,907
Other Chilean securities [Member]
Chilean Central Bank and Government securities:
Total	80	399
Other Chilean securities [Member] | Time deposits in Chilean financial institutions [Member]
Chilean Central Bank and Government securities:
Total	80	399
Instruments from other foreign institutions [Member]
Chilean Central Bank and Government securities:
Total
Instruments from other foreign institutions [Member] | Securities from Government or foreign Central Banks [Member]
Chilean Central Bank and Government securities:
Total
Chilean Central Bank and Government Securities [Member]
Chilean Central Bank and Government securities:
Total	86,663	969,508
Chilean Central Bank and Government Securities [Member] | Chilean Central Bank Bonds [Member]
Chilean Central Bank and Government securities:
Total
Chilean Central Bank and Government Securities [Member] | Chilean Central Bank Notes [Member]
Chilean Central Bank and Government securities:
Total	76,786	461,965
Chilean Central Bank and Government Securities [Member] | Other securities from the Government and the Chilean Central Bank [Member]
Chilean Central Bank and Government securities:
Total	9,877	507,543
Available For Sale Portfolio [Member]
Chilean Central Bank and Government securities:
Total	86,743	969,907
Available For Sale Portfolio [Member] | Other Chilean securities [Member]
Chilean Central Bank and Government securities:
Total	80	399
Available For Sale Portfolio [Member] | Other Chilean securities [Member] | Time deposits in Chilean financial institutions [Member]
Chilean Central Bank and Government securities:
Total	80	399
Available For Sale Portfolio [Member] | Instruments from other foreign institutions [Member]
Chilean Central Bank and Government securities:
Total
Available For Sale Portfolio [Member] | Instruments from other foreign institutions [Member] | Securities from Government or foreign Central Banks [Member]
Chilean Central Bank and Government securities:
Total
Available For Sale Portfolio [Member] | Chilean Central Bank and Government Securities [Member]
Chilean Central Bank and Government securities:
Total	86,663	969,508
Available For Sale Portfolio [Member] | Chilean Central Bank and Government Securities [Member] | Chilean Central Bank Bonds [Member]
Chilean Central Bank and Government securities:
Total
Available For Sale Portfolio [Member] | Chilean Central Bank and Government Securities [Member] | Chilean Central Bank Notes [Member]
Chilean Central Bank and Government securities:
Total	76,786	461,965
Available For Sale Portfolio [Member] | Chilean Central Bank and Government Securities [Member] | Other securities from the Government and the Chilean Central Bank [Member]
Chilean Central Bank and Government securities:
Total	9,877	507,543
Trading Portfolio [Member]
Chilean Central Bank and Government securities:
Total
Trading Portfolio [Member] | Other Chilean securities [Member]
Chilean Central Bank and Government securities:
Total
Trading Portfolio [Member] | Other Chilean securities [Member] | Time deposits in Chilean financial institutions [Member]
Chilean Central Bank and Government securities:
Total
Trading Portfolio [Member] | Instruments from other foreign institutions [Member]
Chilean Central Bank and Government securities:
Total
Trading Portfolio [Member] | Instruments from other foreign institutions [Member] | Securities from Government or foreign Central Banks [Member]
Chilean Central Bank and Government securities:
Total
Trading Portfolio [Member] | Chilean Central Bank and Government Securities [Member]
Chilean Central Bank and Government securities:
Total
Trading Portfolio [Member] | Chilean Central Bank and Government Securities [Member] | Chilean Central Bank Bonds [Member]
Chilean Central Bank and Government securities:
Total
Trading Portfolio [Member] | Chilean Central Bank and Government Securities [Member] | Chilean Central Bank Notes [Member]
Chilean Central Bank and Government securities:
Total
Trading Portfolio [Member] | Chilean Central Bank and Government Securities [Member] | Other securities from the Government and the Chilean Central Bank [Member]
Chilean Central Bank and Government securities:
Total